Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 11,995	$ 13,160	$ 16,967
Grant funds receivable	2,700	855	345
Prepaids and other	462	375	415
Total current assets	15,157	14,390	17,727
Deposits and other long-term assets	1,050	1,550	2,293
Property and equipment, net	17,252	16,885	14,670
Operating lease assets, net	1,454	2,104	2,901
Total assets	34,913	34,929	37,591
Current liabilities:
Accounts payable	636	277	4,780
Accrued liabilities	1,208	1,159	835
Unearned reservation fees	4,078	4,086	3,863
Current portion of lease liabilities and other current liabilities	1,124	1,030	915
Total current liabilities	7,046	6,552	10,393
Right of use liabilities - operating lease	610	1,468	2,498
Other long-term liabilities	15	15	15
Total liabilities	7,671	8,035	12,906
Commitments and contingencies (Note 8)
Stockholders’ Equity
Preferred stock, $0.0001 par value, 31,304,495 authorized; 0 and 3,721,394 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively (Note 6)		1
Preferred stock, $0.0001 par value, 31,304,495 authorized; 3,721,394 shares issued and outstanding (Note 9)
Additional paid-in capital	333,078	304,579
Additional paid-in capital		304,584	268,001
Subscription receivables		(281)	(814)
Accumulated deficit	(305,839)	(277,412)	(242,505)
Total stockholders’ equity	27,242	26,894	24,685
Total liabilities and stockholders’ equity	34,913	34,929	37,591
Common Class A [Member]
Stockholders’ Equity
Class B Common Stock, $0.0001 par value, 115,000,000 shares authorized, 9,280,914 and 4,877,990 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	2	6
Common stock		2	2
Common Class B [Member]
Stockholders’ Equity
Class B Common Stock, $0.0001 par value, 115,000,000 shares authorized, 9,280,914 and 4,877,990 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	1	1
Common stock	$ 1	$ 1	$ 1